Other Current Liabilities - Schedule of Change in Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Change in Deferred Revenue [Abstract]
Balance at the beginning of the period	$ 142,340	$ 201,762
Deferred revenue relating to new sales		104,450
Revenue recognized during the period	(26,650)	(163,872)
Balance at the end of the period	$ 115,690	$ 142,340